Note Employee benefits (Components of net periodic pension cost) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Recognized net actuarial loss	$ (21,948)	$ (20,100)	$ 8,505
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost	25,166	29,613	29,844
Expected return on plan assets	(38,493)	(44,225)	(46,521)
Recognized net actuarial loss	19,521	17,860	8,074
Total net periodic pension (benefit) cost	6,194	3,248	(8,603)
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	1,392	1,630	1,659
Expected return on plan assets	(2,153)	(2,359)	(2,422)
Recognized net actuarial loss	1,328	1,244	431
Total net periodic pension (benefit) cost	$ 567	$ 515	$ (332)